Earnings per Share - Additional Information (Detail)	Dec. 31, 2018	Apr. 25, 2018 shares	Dec. 31, 2017	Jul. 18, 2017 shares	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [line items]
Number of common shares issued				1,007,810
Common stock options [member]
Earnings per share [line items]
Outstanding stock options, with a dilutive impact on profit per share from continuing operations	3,738,300		5,577,000		22,911,500	9,848,000
Stock options and ESOP [member]
Earnings per share [line items]
Outstanding stock options, with a dilutive impact on profit per share from continuing operations	23,902,127		5,828,302
Employee Stock Ownership Plan [member]
Earnings per share [line items]
Number of common shares issued		1,172,332		1,007,810